Benefit Plans - Pension Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of net periodic benefit cost
Service cost	$ 347	$ 322
Interest cost	$ 391	$ 323
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income	Noninterest Income, Other Operating Income
Expected return on plan assets	$ (713)	$ (623)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Loss Change In funded Status Of Defined Benefit Plan Liability Net of Tax	Other Comprehensive Income Loss Change In funded Status Of Defined Benefit Plan Liability Net of Tax
Amortization of prior service credit	$ (88)	$ (88)
Defined Benefit Plan Net Periodic Benefit Cost Credit Amortization Of Prior Service Cost Credit Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag	true	true
Net periodic benefit cost (benefit)	$ (63)	$ (66)